                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                   811-07410

Exact name of registrant as specified in charter:     Delaware Investments
                                                      Florida Insured
                                                      Municipal Income Fund

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              March 31

Date of reporting period:                             December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND
----------------------------------------------------------

December 31, 2004
                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
MUNICIPAL BONDS - 151.45%
Airport Revenue Bonds - 2.82%
Dade County Aviation Revenue Series 96B 5.60% 10/1/26 (MBIA)                                          $1,000,000         $1,062,850
                                                                                                                        -----------
                                                                                                                          1,062,850
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 16.70%
Florida Department of Transportation 5.00% 7/1/31 (FGIC)                                               1,525,000          1,568,051
Jacksonville Sales Tax Revenue 5.00% 10/1/30 (MBIA)                                                    1,500,000          1,544,355
Jacksonville Transportation Revenue 5.25% 10/1/29 (MBIA)                                               2,000,000          2,116,880
Miami Beach Resort Tax Revenue 5.50% 10/1/16 (AMBAC)                                                   1,000,000          1,072,350
                                                                                                                        -----------
                                                                                                                          6,301,636
                                                                                                                        -----------
Higher Education Revenue Bonds - 7.71%
Florida Agriculture & Mechanical University Revenue (Student Apartment Facility)
   5.625% 7/1/21 (MBIA)                                                                                1,250,000          1,315,975
Volusia County Educational Facilities Authority (Stetson University Project) Series A
   5.50% 6/1/17 (MBIA)                                                                                 1,500,000          1,593,765
                                                                                                                        -----------
                                                                                                                          2,909,740
                                                                                                                        -----------
Hospital Revenue Bonds - 21.75%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA Program)
   5.95% 7/1/20 (AMBAC)                                                                                3,075,000          3,138,806
Lee County Memorial Health System Board of Directors 5.00% 4/1/20 (FSA)                                1,000,000          1,051,090
Orange County Health Facilities Authority Revenue
   (Adventist Health Systems) 5.75% 11/15/25 (AMBAC)                                                   1,500,000          1,567,485
   (Orlando Regional Healthcare) Series A 6.25% 10/1/18 (MBIA)                                         2,000,000          2,451,940
                                                                                                                        -----------
                                                                                                                          8,209,321
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 23.00%
Broward County Housing Finance Authority (St. Croix Apartments Project) Series A
   5.45% 11/1/36 (FSA) (AMT)                                                                           1,000,000          1,022,040
Florida Housing Finance Agency
   (Homeowner Mortgage) Series 2 5.90% 7/1/29 (MBIA) (AMT)                                               760,000            787,976
   (Leigh Meadows Apartments Section 8) Series N 6.30%9/1/36 (AMBAC) (AMT)                             2,510,000          2,599,431
   (Woodbridge Apartments Project) Series L
   6.05% 12/1/16 (AMBAC) (AMT)                                                                         1,120,000          1,169,885
   6.25% 6/1/36 (AMBAC) (AMT)                                                                          1,500,000          1,556,100
Volusia County Housing Finance Authority (San Marco Apartments) Series A
   5.60% 1/1/44 (FSA) (AMT)                                                                            1,500,000          1,544,100
                                                                                                                        -----------
                                                                                                                          8,679,532
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 10.34%
Broward School Board Certificates of Participation Series A 5.25% 7/1/24 (FSA)                         1,000,000          1,073,550
Orange County School Board Certificates of Participation Series A 5.00% 8/1/27 (MBIA)                  1,250,000          1,289,325
Palm Beach County School Board Certificates of Participation Series D 5.00% 8/1/28 (FSA)               1,500,000          1,540,410
                                                                                                                        -----------
                                                                                                                          3,903,285
                                                                                                                        -----------
Ports & Harbors Revenue Bonds - 2.72%
Florida Ports Financing Commission State Transportation Trust Fund 5.375% 6/1/27 (MBIA) (AMT)          1,000,000          1,026,080
                                                                                                                        -----------
                                                                                                                          1,026,080
                                                                                                                        -----------
*Pre-Refunded Bonds - 44.27%
Dade County School Board Certificates of Participation Series B 5.60% 8/1/17-06 (AMBAC)                1,000,000          1,062,710
Escambia County School Board Certificates of Participation Series 2 5.50% 2/1/22-06 (MBIA)             5,000,000          5,241,150
Orange County Public Service Tax Revenue 6.00% 10/1/24-05 (FGIC)                                       3,000,000          3,147,300
Reedy Creek Improvement District (Florida Sports Complex) Series A 5.75% 6/1/13-05 (MBIA)              2,300,000          2,335,742
Sunrise Utility System Revenue Series A 5.75% 10/1/26-06 (AMBAC)                                       2,500,000          2,676,175
Tampa Utility Tax Improvement Series A 6.125% 10/1/19-09 (AMBAC)                                       1,000,000          1,160,720
Village Center Community Development District Recreational Revenue Series A
   5.85%11/1/16-06 (MBIA)                                                                              1,000,000          1,084,560
                                                                                                                        -----------
                                                                                                                         16,708,357
                                                                                                                        -----------
Public Power Revenue Bonds - 5.37%
JEA Electric Systems Revenue Series 3-A 5.00% 10/1/34 (FSA)                                            2,000,000          2,026,400
                                                                                                                        -----------
                                                                                                                          2,026,400
                                                                                                                        -----------
State General Obligation Bonds - 6.03%
Florida State Board of Education (Capital Outlay Public Education) Series C 6.00% 6/1/21 (FGIC)        2,000,000          2,277,200
                                                                                                                        -----------
                                                                                                                          2,277,200
                                                                                                                        -----------

                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
Tax Increment/Special Assessment Bonds - 0.80%
Julington Creek Plantation Community Development District Special Assessment
   5.00% 5/1/29 (MBIA)                                                                                   295,000            302,971
                                                                                                                        -----------
                                                                                                                            302,971
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 9.94%
Dade County Water & Sewer System Revenue 5.50% 10/1/25 (FGIC)                                          1,100,000          1,142,801
Indian River County Water & Sewer Revenue 5.50% 9/1/16 (FGIC)                                          1,000,000          1,070,080
Village Center Community Development District Florida Utility Revenue 5.00% 10/1/36 (MBIA)             1,500,000          1,537,365
                                                                                                                        -----------
                                                                                                                          3,750,246
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $53,657,422)                                                                                 57,157,618
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 151.45%
   (cost $53,657,422)                                                                                                    57,157,618

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.54%                                                         582,634

LIQUIDATION VALUE OF PREFERRED STOCK - (52.99%)                                                                         (20,000,000)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,422,200 SHARES OUTSTANDING - 100.00%                                                         $37,740,252
                                                                                                                        -----------
*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded
Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
VHA - Veterans Health Administration

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Florida Insured Municipal Income Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.


2. INVESTMENTS

At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Aggregate cost of investments         $53,657,422
Aggregate unrealized appreciation       3,500,196
Aggregate unrealized depreciation              --
                                      -----------
Net unrealized appreciation           $ 3,500,196
                                      -----------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Florida Insured Municipal Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       ----------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Florida Insured Municipal Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       -----------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       -----------------------


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------